UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Short Duration Bond Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                       SHORT
                                                                                     DURATION
                                                                                       BOND
                                                                                     PORTFOLIO
                                                                                 ------------------
                                                                                 ------------------
ASSETS:

     Investments in securities, market value  (1)                              $       271,621,666
     Cash                                                                                  114,091
     Interest receivable                                                                 1,623,026
     Receivable for investments sold                                                    41,259,233
                                                                                 ------------------
                                                                                 ------------------

     Total assets                                                                      314,618,016
                                                                                 ------------------
                                                                                 ------------------

LIABILITIES:

     Due to investment adviser                                                             109,470
     Payable for investments purchased                                                  96,033,721
                                                                                 ------------------
                                                                                 ------------------

     Total liabilities                                                                  96,143,191
                                                                                 ------------------
                                                                                 ------------------

NET ASSETS                                                                     $       218,474,825
                                                                                 ==================
                                                                                 ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $         2,071,244
     Additional paid-in capital                                                        209,825,497
     Net unrealized appreciation on investments                                          4,346,898
     Undistributed net investment income                                                   468,912
     Accumulated net realized gain on investments                                        1,762,274
                                                                                 ------------------
                                                                                 ------------------

NET ASSETS                                                                     $       218,474,825
                                                                                 ==================
                                                                                 ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                          $             10.55
                                                                                 ==================
                                                                                 ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        200,000,000
     Outstanding                                                                        20,712,446

(1)  Cost of investments in securities:                                        $       267,274,768

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          SHORT
                                                                                         DURATION
                                                                                           BOND
                                                                                        PORTFOLIO
                                                                                      ---------------
                                                                                      ---------------
INVESTMENT INCOME:
    Interest                                                                        $      3,060,273
    Income from securities lending                                                             6,211
                                                                                      ---------------
                                                                                      ---------------

    Total income                                                                           3,066,484
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

    Management fees                                                                          417,316
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT INCOME                                                                      2,649,168
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                       1,484,012
    Change in net unrealized appreciation on investments                                    (110,623)
                                                                                      ---------------
                                                                                      ---------------

    Net realized and unrealized gain on investments                                        1,373,389
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      4,022,557
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                             SHORT DURATION BOND
                                                                                PORTFOLIO
                                                                      ----------------------------------
                                                                      ----------------------------------
                                                                           2003               2002
                                                                      ---------------     --------------
                                                                      ---------------     --------------
                                                                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                           $      2,649,168    $     5,988,688
    Net realized gain on investments                                       1,484,012             74,980
    Change in net unrealized appreciation on investments                    (110,623)         2,274,044
                                                                      ---------------     --------------
                                                                      ---------------     --------------

    Net increase in net assets resulting from operations                   4,022,557          8,337,712
                                                                      ---------------     --------------
                                                                      ---------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                            (2,180,256)        (5,756,821)
    From net realized gains                                                                  (1,647,896)
                                                                      ---------------     --------------
                                                                      ---------------     --------------

    Total distributions                                                   (2,180,256)        (7,404,717)
                                                                      ---------------     --------------
                                                                      ---------------     --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                    132,136,762         58,494,852
    Reinvestment of distributions                                          2,180,256          7,404,717
    Redemptions of shares                                                (46,900,173)       (97,724,093)
                                                                      ---------------     --------------
                                                                      ---------------     --------------

    Net increase (decrease) in net assets resulting from share            87,416,845        (31,824,524)
       transactions

                                                                      ---------------     --------------
                                                                      ---------------     --------------

    Total increase (decrease) in net assets                               89,259,146        (30,891,529)

NET ASSETS:
    Beginning of period                                                  129,215,679        160,107,208
                                                                      ---------------     --------------
                                                                      ---------------     --------------

    End of period  (1)                                              $    218,474,825    $   129,215,679
                                                                      ===============     ==============
                                                                      ===============     ==============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                  12,553,365          5,649,002
    Issued in reinvestment of distributions                                  208,338            716,900
    Redeemed                                                              (4,487,056)        (9,408,949)
                                                                      ---------------     --------------
                                                                      ---------------     --------------

    Net increase (decrease)                                                8,274,647         (3,043,047)
                                                                      ===============     ==============
                                                                      ===============     ==============

(1) Including undistributed net investment income                   $        468,912    $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

SHORT DURATION BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended                Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period $   10.39 $    10.34 $    10.15 $    10.02 $    10.20  $    10.13

Income from Investment Operations

Net investment income                    0.17       0.10       0.56       0.59       0.52        0.54
Net realized and unrealized gain (loss)  0.14       0.11       0.23       0.11      (0.18)       0.09
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income From Investment Operations  0.31       0.21       0.79       0.70       0.34        0.63
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.15)     (0.13)     (0.55)     (0.57)     (0.52)      (0.54)
From net realized gains                            (0.03)     (0.05)                            (0.02)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.15)     (0.16)     (0.60)     (0.57)     (0.52)      (0.56)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     10.55 $    10.39 $    10.34 $    10.15 $    10.02  $    10.20
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            3.02% o    6.16%      7.91%      7.24%      3.37%       6.36%

Net Assets, End of Period ($000)  $   218,475 $  129,216 $  160,107 $  155,624 $  137,920  $  110,917

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  3.80% *    4.24%      5.28%      5.93%      5.29%       5.45%

Portfolio Turnover Rate                91.79% o  135.33%    132.76%     85.06%     45.60%      37.33%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted & Illiquid Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2003 were $13,845,433, $14,539,217 and 6.66%, respectively.

      The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2003 were $2,439,417, $2,437,500 and 1.12%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Financing Transactions

      To earn additional income, the Fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Fund sells the security files for bankruptcy or becomes insolvent, the Fund's right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the "Payable for investments purchased" on the Statement of Assets and Liabilities. This liability was $35,242,188 at June 30, 2003, and was collateralized by securities of approximately the same value.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $50,930,310 and $43,639,833, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $153,694,534 and $90,639,138, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $267,203,712. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,614,641 and gross depreciation of securities in which there was an excess of tax cost over value of $196,687 resulting in net appreciation of $4,417,954.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Short Duration Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 1.04%
  1,000,000 General Dynamics Corp                                      1,013,451
            Notes
            2.125% May 15, 2006

  1,600,000 Lockheed Martin Corp                                       1,793,493
            Notes
            7.950% December 1, 2005

                                                                      $2,806,944

AGENCY --- 32.06%

    994,971 Fannie Mae                                                 1,032,905
            5.000% May 1, 2018
  2,650,086 Fannie Mae                                                 2,749,464
            5.000% April 1, 2018
  4,500,000 Fannie Mae                                                 4,574,531
            5.000% April 1, 2033
  3,998,768 Fannie Mae                                                 4,140,131
            5.500% June 1, 2033
  5,000,000 Fannie Mae                                                 5,104,688
            5.000% March 1, 2033
  1,427,362 Fannie Mae                                                 1,486,872
            6.000% February 1, 2032
  2,379,090 Fannie Mae                                                 2,503,249
            6.500% April 1, 2032
 15,000,000 Fannie Mae                                                15,351,561
            4.000% April 1, 2018
  1,375,564 Fannie Mae                                                 1,443,052
            6.000% October 1, 2032
    943,336 Fannie Mae                                                   992,566
            6.500% January 1, 2033
  1,451,266 Fannie Mae                                                 1,518,804
            5.500% April 1, 2018
  2,307,167 Fannie Mae                                                 2,427,572
            6.500% December 1, 2031
  2,000,000 Fannie Mae **                                              2,018,010
            1.875% December 15, 2004
  2,672,729 Freddie Mac                                                2,781,309
            6.000% November 1, 2032
  1,078,376 Freddie Mac                                                1,141,730
            7.000% July 1, 2032
 10,000,000 Freddie Mac                                               10,185,156
            4.500% February 1, 2018
  3,253,590 Freddie Mac                                                3,416,270
            6.500% January 1, 2032
    593,038 Freddie Mac                                                  627,878
            7.000% January 1, 2031
  1,812,738 Freddie Mac                                                1,901,676
            6.000% June 1, 2017
  1,953,343 Freddie Mac                                                1,997,090
            4.500% March 1, 2018
    848,894 Freddie Mac                                                  898,766
            7.000% April 1, 2032
  5,000,000 Freddie Mac                                                5,029,688
            4.000% April 1, 2018
  1,000,763 Freddie Mac                                                1,037,977
            5.500% December 1, 2017
 12,600,000 Freddie Mac **                                            12,696,856
            1.750% May 15, 2005
                                                                     $87,057,801

AGENCY MORTGAGE BACKED --- 0.78%
  2,000,000 Fannie Mae                                                 2,112,180
            Series 2002-60 Class A3
            4.570% February 25, 2044

                                                                      $2,112,180

AUTOMOBILES --- 0.80%

  2,000,000 DaimlerChrysler NA Holding Corp                            2,184,074
            Notes
            6.400% May 15, 2006

                                                                      $2,184,074

BANKS --- 2.45%

  2,000,000 Bank of America Corp                                       2,155,870
            Notes
            4.750% October 15, 2006

  2,000,000 Suntrust Bank of Central Florida                           2,323,436
            Notes
            6.900% July 1, 2007

  2,000,000 Wells Fargo Financial Inc                                  2,171,148
            Notes
            4.875% June 12, 2007

                                                                      $6,650,454

BROADCAST/MEDIA --- 0.78%

  2,000,000 Gannett Co Inc                                             2,114,028
            Notes
            4.950% April 1, 2005

                                                                      $2,114,028

CANADIAN - PROVINCIAL --- 0.75%
  2,000,000 Province of Manitoba                                       2,037,640
            Bonds
            2.750% January 17, 2006

                                                                      $2,037,640

CHEMICALS --- 0.77%

  2,000,000 PPG Industries Inc                                         2,094,818
            Notes
            6.750% August 15, 2004

                                                                      $2,094,818

COMPUTER HARDWARE & SYSTEMS --- 0.82%
  2,000,000 Hewlett-Packard Co                                         2,228,374
            Notes
            5.750% December 15, 2006

                                                                      $2,228,374

CONGLOMERATES --- 1.16%

  3,000,000 3M Co                                                      3,157,818
            Notes
            4.150% June 30, 2005

                                                                      $3,157,818

COSMETICS & PERSONAL CARE --- 0.77%
  2,000,000 Gillette Co                                                2,098,538
            Unsecured Notes
            4.000% June 30, 2005

                                                                      $2,098,538

DISTRIBUTORS --- 0.78%

  2,000,000 SYSCO Corp                                                 2,123,122
            Notes
            4.750% July 30, 2005

                                                                      $2,123,122

ELECTRIC COMPANIES --- 4.65%
  1,500,000 Alabama Power Co                                           1,517,081
            Notes
            3.125% May 1, 2008

  2,000,000 Entergy Gulf States #                                      1,987,962
            Notes
            3.600% June 1, 2008

  3,000,000 Niagara Mohawk Power Corp                                  3,608,733
            Senior Notes
            8.875% May 15, 2007

  2,000,000 Public Service Electric & Gas Co                           2,284,266
            Bonds
            6.375% May 1, 2008

  2,000,000 Texas Utilities Electric Co                                2,095,982
            1st Mortgage
            6.250% October 1, 2004

  1,100,000 Virginia Electric & Power Co                               1,148,761
            1st Mortgage
            8.000% March 1, 2004

                                                                     $12,642,785

FINANCIAL SERVICES --- 7.98%
  2,000,000 Bear Stearns Co Inc                                        2,051,702
            Notes
            3.000% March 30, 2006

  2,000,000 Capital One Bank                                           2,146,074
            Senior Notes
            6.875% February 1, 2006

  1,000,000 Caterpillar Financial Services Corp                        1,109,078
            Senior Notes
            5.950% May 1, 2006

  2,000,000 Citigroup Inc                                              2,195,744
            Bonds
            5.500% August 9, 2006

  2,000,000 Countrywide Home Loans Inc                                 2,073,534
            Notes
            5.250% June 15, 2004

  2,500,000 Dana Credit Corp^                                          2,437,500
            Senior Notes
            6.930% April 8, 2006

  2,000,000 General Electric Capital Corp                              2,172,538
            Notes
            5.350% March 30, 2006

  1,000,000 General Motors Acceptance Corp                             1,026,354
            Notes
            6.380% January 30, 2004

  2,000,000 Household Finance Corp                                     2,218,288
            Notes
            6.500% January 24, 2006

  2,000,000 John Deere Capital Corp                                    2,077,794
            Notes
            3.900% January 15, 2008

  2,000,000 Mellon Funding Corp                                        2,155,848
            Senior Unsecured Notes
            4.875% June 15, 2007

                                                                     $21,664,454

FOOD & BEVERAGES --- 1.55%
  2,000,000 Coca-Cola Co                                               2,093,032
            Unsecured Notes
            4.000% June 1, 2005

  2,000,000 Kraft Foods Inc                                            2,124,162
            Notes
            4.625% November 1, 2006

                                                                      $4,217,194

FOREIGN BANKS --- 0.77%
  2,000,000 KFW International Finance Inc                              2,079,488
            Notes
            7.625% February 15, 2004

                                                                      $2,079,488

FOREIGN GOVERNMENTS --- 1.18%
  2,000,000 Government of Italy                                        2,038,878
            Bonds
            2.500% March 31, 2006

  1,000,000 United Mexican States                                      1,159,500
            Notes
            8.500% February 1, 2006

                                                                      $3,198,378

HARDWARE & TOOLS --- 0.56%
  1,500,000 Stanley Works #                                            1,522,863
            Notes
            3.500% November 1, 2007

                                                                      $1,522,863

HOUSEHOLD GOODS --- 0.50%
  1,300,000 Colgate-Palmolive Co                                       1,362,527
            Notes
            3.980% April 29, 2005

                                                                      $1,362,527

INSURANCE RELATED --- 2.40%
  2,000,000 AIG SunAmerica Global Financing XII                        2,181,770

            Notes
            5.300% May 30, 2007

  2,000,000 John Hancock Global Funding #                              2,168,628
            Notes
            5.000% July 27, 2007

  2,000,000 Monumantal Global Funding #                                2,176,714
            Notes
            5.200% January 30, 2007

                                                                      $6,527,112

INVESTMENT BANK/BROKERAGE FIRM --- 0.41%
  1,000,000 Merrill Lynch & Co Inc                                     1,124,159
            Notes
            6.000% February 17, 2009

                                                                      $1,124,159

LEISURE & ENTERTAINMENT --- 0.81%
  2,000,000 AOL Time Warner Inc                                        2,186,892
            Notes
            6.125% April 15, 2006

                                                                      $2,186,892

OFFICE EQUIPMENT & SUPPLIES --- 0.78%
  2,000,000 Pitney Bowes Inc                                           2,124,598
            Notes
            5.950% February 1, 2005

                                                                      $2,124,598

OIL & GAS --- 1.41%
  2,000,000 BP Capital Markets PLC                                     2,090,148
            Notes
            4.000% April 29, 2005

  1,562,500 PEMEX Finance Ltd                                          1,746,375
            Senior Notes
            8.450% February 15, 2007

                                                                      $3,836,523

OTHER ASSET-BACKED --- 0.43%
  1,362,025 Bombardier Capital Mortgage Securitization Corp            1,171,342
            Series 1999-A Class A4
            6.475% November 15, 2025

                                                                      $1,171,342

PERSONAL LOANS --- 1.58%
  2,000,000 American Express Credit Corp                               2,083,026
            Notes
            4.250% February 7, 2005

  2,000,000 MBNA America Bank NA                                       2,206,556
            Notes
            6.500% June 20, 2006

                                                                      $4,289,582

RETAIL --- 0.81%

  2,000,000 Wal-Mart Stores Inc                                        2,208,532
            Senior Notes
            5.450% August 1, 2006

                                                                      $2,208,532

SECURITIES & COMMODITIES --- 0.84%
  2,000,000 Goldman Sachs Group LP #                                   2,283,486
            Notes
            7.200% March 1, 2007

                                                                      $2,283,486

SUPRANATIONALS --- 0.19%

    500,000 European Investment Bank                                     526,195
            Senior Notes
            4.000% August 30, 2005

                                                                        $526,195

TELEPHONE & TELECOMMUNICATIONS --- 0.80%
  2,000,000 Sprint Capital Corp                                        2,169,244
            Unsecured Notes
            7.900% March 15, 2005

                                                                      $2,169,244

U.S. GOVERNMENTS --- 8.00%

  1,000,000 United States of America                                   1,019,648
            3.375% April 30, 2004
 14,000,000 United States of America                                  14,166,250
            2.000% November 30, 2004
  3,500,000 United States of America                                   3,524,063
            1.625% March 31, 2005
  2,000,000 United States of America                                   2,009,610
            1.500% February 28, 2005
  1,000,000 United States of America                                   1,013,320
            2.125% October 31, 2004
                                                                     $21,732,891

UTILITIES --- 1.34%

  2,000,000 Florida Gas Transmission Co #                              2,128,108
            Unsecured Notes
            8.630% November 1, 2004

  1,500,000 Southwestern Energy Co                                     1,500,000
            Senior Notes
            6.700% December 1, 2005

                                                                      $3,628,108

WHOLE LOAN --- 0.03%
     89,711 DLJ Mortgage Acceptance Corp #                                89,686
            Series 1995-CF2 Class A1B
            6.850% December 17, 2027

                                                                         $89,686

TOTAL BONDS --- 79.98%                                              $217,251,830
(Cost $212,904,933)

SHORT-TERM INVESTMENTS

12,500,000 Fannie Mae                                                 12,495,936
               0.910%, July 14, 2003
 30,000,000 Fannie Mae                                                29,987,996
               0.910%, July 17, 2003
  6,888,000 Fannie Mae                                                 6,888,000
               0.790%, July 1, 2003

SUPRANATIONALS --- 1.8%

  5,000,000 International Bank for Reconstruction & Development        4,997,904

TOTAL SHORT-TERM INVESTMENTS --- 20.02%                              $54,369,836
(Cost $54,369,836)

TOTAL SHORT DURATION BOND PORTFOLIO --- 100%                        $271,621,666
(Cost $267,274,769)

Legend


# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
^ Illiquid Security
** Security is an agency note with maturity date and interest rate indicated. See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003